Intangible assets - Changes in DAC and other intangibles (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Movements in deferred acquisition costs and intangible assets
At beginning of period	$ 6,858
At end of period	6,750	$ 6,858
Software
Movements in deferred acquisition costs and intangible assets
Additions	17
Amortisation charge	(13)
Disposals	(2)
Foreign exchange losses	(6)
Acquired in-force (PVIF) and other intangibles	110	114
Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period	6,809
Removal of discontinued US operations		(13,881)
Additions	497	1,185
Amortisation to the income statement	(419)	(651)
Disposals and transfers	(3)	(7)
Exchange differences and other movements	(172)	(112)
At end of period	6,712	6,809
Acquired in-force (PVIF) and other intangibles	3,828	3,994
Shareholder-backed | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of period	2,815
Additions	426
Amortisation to the income statement	(249)
Exchange differences and other movements	(108)
At end of period	2,884	2,815
Shareholder-backed | Distribution rights
Movements in deferred acquisition costs and intangible assets
At beginning of period	3,782
Additions	44
Amortisation to the income statement	(143)
Exchange differences and other movements	(57)
At end of period	3,626	3,782
Shareholder-backed | Other intangibles
Movements in deferred acquisition costs and intangible assets
At beginning of period	212
Additions	27
Amortisation to the income statement	(27)
Disposals and transfers	(3)
Exchange differences and other movements	(7)
At end of period	$ 202	212
Continuing and discontinued operations | Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period		$ 20,275